Segment Disclosures Recon from Segment to Consolidated - Assets and Investments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 46,352	$ 46,835
Equity-method investments	6,552	6,701
Operating Segments [Member] | Williams Partners [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	45,903	46,265
Equity-method investments	6,552	6,701
Operating Segments [Member] | Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	589	685
Equity-method investments	0	0
Intersegment Eliminations [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	(140)	(115)
Equity-method investments	$ 0	$ 0